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                                                  KATHLEEN A. MCGAH
                                                  Deputy General Counsel
                                                  Travelers Life & Annuity, 8 MS
                                                  Telephone: (860) 277-7389
                                                  Fax: (860) 277-0842




May 2, 2001

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention:  IM Filing Desk

RE:   Rule 497(j) Filings


Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments was filed electronically via EDGAR.

Filed on Form N-4 under type 485BPOS

     -    First Citicorp Life Variable Annuity Separate Account

     -    Citicorp Life Variable Annuity Separate Account

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,





/s/Kathleen A. McGah